PROPERTY, PLANT AND EQUIPMENT (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses recognized in profit or loss	¥ 0	¥ 0	¥ 75,907,000
Carrying amount
Property, plant and equipment	68,000	35,000
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,101,783,000	1,101,783,000
Additions	0	0
Disposals	0	0
Balance	1,101,783,000	1,101,783,000	1,101,783,000
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	403,974,000	403,963,000
Depreciation charge	12,000	11,000
Balance	403,986,000	403,974,000	403,963,000
Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	697,774,000	697,774,000
Impairment losses recognized in profit or loss	0	0
Balance	697,774,000	697,774,000	697,774,000
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses recognized in profit or loss	1,687,000	1,687,000
Carrying amount
Property, plant and equipment	0	0
Buildings [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	349,630,000	349,630,000
Additions	0	0
Disposals	0	0
Balance	349,630,000	349,630,000	349,630,000
Buildings [Member] | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	49,297,000	49,297,000
Depreciation charge	0	0
Balance	49,297,000	49,297,000	49,297,000
Buildings [Member] | Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	300,333,000	300,333,000
Impairment losses recognized in profit or loss	0	0
Balance	300,333,000	300,333,000	300,333,000
Plant And Machinery [Member]
Carrying amount
Property, plant and equipment	0	0
Plant And Machinery [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	746,042,000	746,042,000
Additions	0	0
Disposals	0	0
Balance	746,042,000	746,042,000	746,042,000
Plant And Machinery [Member] | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	349,382,000	349,382,000
Depreciation charge	0	0
Balance	349,382,000	349,382,000	349,382,000
Plant And Machinery [Member] | Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	396,660,000	396,660,000
Impairment losses recognized in profit or loss	0	0
Balance	396,660,000	396,660,000	396,660,000
Motor vehicles [Member]
Carrying amount
Property, plant and equipment	0	0
Motor vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	4,225,000	4,225,000
Additions	0	0
Disposals	0	0
Balance	4,225,000	4,225,000	4,225,000
Motor vehicles [Member] | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	3,748,000	3,748,000
Depreciation charge	0	0
Balance	3,748,000	3,748,000	3,748,000
Motor vehicles [Member] | Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	477,000	477,000
Impairment losses recognized in profit or loss	0	0
Balance	477,000	477,000	477,000
Office Equipment [Member]
Carrying amount
Property, plant and equipment	68,000	35,000
Office Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,886,000	1,886,000
Additions	46,000	0
Disposals	0	0
Balance	1,932,000	1,886,000	1,886,000
Office Equipment [Member] | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,547,000	1,536,000
Depreciation charge	12,000	11,000
Balance	1,559,000	1,547,000	1,536,000
Office Equipment [Member] | Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	304,000	304,000
Impairment losses recognized in profit or loss	0	0
Balance	¥ 304,000	¥ 304,000	¥ 304,000